Supplement to the John Hancock Equity Funds Prospectus
                               dated March 1, 2005


John Hancock Large Cap Equity Fund

On page 16, the seventh paragraph in the "Goal and Strategy" section is deleted and replaced with the following:

   The fund may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).



March 8, 2005

                       John Hancock Large Cap Equity Fund
              Institutional Class I Prospectus dated March 1, 2004


John Hancock Large Cap Equity Fund

On page 4, the seventh paragraph in the "Goal and Strategy" section is deleted and replaced with the following:

   The fund may invest up to 35% of assets in foreign securities. The fund may also make limited use of certain derivatives (investments whose value is based on indexes, securities or currencies).



March 8, 2005

                   John Hancock Large Cap Intrinsic Value Fund
                   John Hancock Small Cap Intrinsic Value Fund
                       Prospectus dated February 22, 2005


On page 4, the seventh paragraph in the "Goal and Strategy" section is deleted and replaced with the following:

   The fund may invest up to 35% of assets in foreign securities. The fund may invest up to 20% of assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).


On page 4, the "Portfolio Management" section has been changed as follows:

Timothy E. Keefe, CFA
Senior vice president and chief equity officer Rejoined John Hancock Advisers in 2004 Managed fund since it began in 2005
Partner and portfolio manager, Thomas Weisel Partners (2000-2004) Senior vice president, John Hancock Advisers, LLC (1996-2000) Began business career in 1987


Timothy M. Malloy
Second vice president Joined John Hancock Advisers in 2004 Managed fund since it began in 2005
Investment analyst, Thomas Weisel Partners (2002-2004)
Investment analyst, Baring Asset Management (2000-2001)
Began business career in 1993



March 8, 2005

                   John Hancock Large Cap Intrinsic Value Fund
                   John Hancock Small Cap Intrinsic Value Fund
            Institutional Class I prospectus dated February 22, 2005


On page 4, the seventh paragraph in the "Goal and Strategy" section is deleted and replaced with the following:

   The fund may invest up to 35% of assets in foreign securities. The fund may invest up to 20% of assets in bonds of any maturity rated as low as CC/Ca and their unrated equivalents (bonds below BBB/Baa are considered junk bonds). The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes or currencies).


On page 4, the "Portfolio Management" section has been changed as follows:

Timothy E. Keefe, CFA
Senior vice president and chief equity officer Rejoined John Hancock Advisers in 2004 Managed fund since it began in 2005
Partner and portfolio manager, Thomas Weisel Partners (2000-2004) Senior vice president, John Hancock Advisers, LLC (1996-2000) Began business career in 1987


Timothy M. Malloy
Second vice president Joined John Hancock Advisers in 2004 Managed fund since it began in 2005
Investment analyst, Thomas Weisel Partners (2002-2004)
Investment analyst, Baring Asset Management (2000-2001)
Began business career in 1993






March 8, 2005